Related Party Transactions - Summary of Key Management Remuneration (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Short-term benefits	$ 14	$ 10	$ 9
Post-employment benefits	1	1	1
Share-based payments - calculated in accordance with the principles disclosed in note 8	9	8	6
Total	$ 24	$ 19	$ 16